Consolidated and Combined Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Revenue	$ 63,534	$ 63,659	$ 64,059
Time charter expenses	(762)	(900)	(1,185)
Direct vessel expenses	(1,283)	(1,919)	(1,898)
Management fees (entirely through related party transactions)	(14,166)	(14,600)	(14,640)
General and administrative expenses	(1,296)	(866)	(947)
Depreciation and amortization	(19,509)	(19,508)	(20,211)
Interest expenses and finance cost	(25,473)	(31,249)	(31,803)
Loss on bond extinguishment	0	(23,188)	0
Other income	119	0	267
Other expense	0	(74)	(15)
Net income/(loss)	1,164	(28,645)	(6,373)
Add: Predecessor net loss prior to initial public offering on November 18, 2014	1,387
Net income attributable to Navios Maritime Midstream Partners L.P. subsequent to initial public offering and limited partners' interest in net income:	$ 2,551
Earnings per limited partner unit attributable to Navios Maritime Midstream Partners L.P. subsequent to initial public offering (basic and diluted) (see Note 17):
Common units	$ 0.13
Subordinated units	$ 0.13
Weighted average units outstanding (basic and diluted)
Common units	9,342,692
Subordinated units	9,342,692